SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2011
SHARE-BASED PAYMENTS
15	SHARE-BASED PAYMENTS

On December 20, 2007, the Company’s Board of Directors approved and adopted an employee share incentive plan, which was subsequently amended and restated on August 15, 2009 and October 21, 2010, respectively (the “Plan”). Under the Plan, the directors may, at their discretion, grant options to the directors and employees of the Group (each a “Grantee”) to subscribe for ordinary shares of the Company. The Company can issue options exercisable up to 14,630,327 ordinary shares under the Plan. The award granted under the Plan can be settled in ordinary shares, or in cash or a form other than ordinary shares. To date, the Company has granted share options only settleable in ordinary shares. Under the Plan, stock options can be granted with an exercise price equal to or greater than the share’s fair value at the date of grant. To facilitate the employee stock exercise process, the Company issues new shares upon share option exercise.

Employee Share Option Grants

During 2009, the Company granted a total of 1,223,300 share options to certain management employees with contractual terms ranging from nine to ten years. The exercise price of these share options ranges from US$3.30 to US$3.60 per share and the grant-date fair value of these share options amounted to RMB8,027 (US$1,175).

During 2010, the Company granted 62,960 share options to certain management employees with contractual terms ranging from seven to ten years. The exercise price of these share options ranges from US$4.16 to US$4.70 per share and the grant-date fair value of these share options amounted to RMB928 (US$137).

During 2011, the Company granted a total of 230,000 share options to certain management employees with a contractual term of seven years. The exercise price of these share options ranges from US$5.79 to US$7.25 per share and the grant-date fair value of these share options amounted to RMB4,997 (US$774).

On December 20, 2011, the Company modified the exercise price of the 242,960 share options granted during 2010 and 2011 with exercise price ranging from US$4.70 to US$7.25, to US$3.79 per share. At the date of modification 239,720 share options out of the 242,960 share options were unvested and expected to vest under the original service periods. The Company determined the incremental compensation cost of RMB268 (US$43) for the modification by comparing the fair value of the modified award to the fair value of the original award measured immediately before the exercise price was modified. The Company recognized RMB43 (US$7) of the incremental compensation cost immediately for the vested share options as of the modification date and the rest ratably over the remaining vesting periods of the award.

All the share options have similar vesting terms, in which 25% of the share options vest and become exercisable ranging from five to twelve months after the grant date and the remaining 75% of the share options vest over the following three years in six equal installments. The Company recognizes the grant-date fair value of the employee share options of each tranche on a graded vesting schedule over each tranche’s vesting period, respectively.

A summary of the share options granted and the activity during the three-year period ended December 31, 2011 is as follows:

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Outstanding as of January 1, 2009	5,743,352	US$	0.91
Granted	1,223,300	US$	3.37
Forfeited	(273,875)	US$	2.00
Cancelled	(83,250)	US$	0.85
Exercise on October 30, 2009	(3,648,352)	US$	0.52

Outstanding as of December 31, 2009	2,961,175	US$	2.31
Granted	62,960	US$	4.08
Forfeited	(162,383)	US$	2.38
Exercise	(579,681)	US$	1.59

Outstanding as of December 31, 2010	2,282,071	US$	2.54

Granted	230,000	US$	3.79
Forfeited	(140,815)	US$	2.80
Exercise	(279,822)	US$	1.83

Outstanding as of December 31, 2011	2,091,434	US$	2.74	6.30 years	US$	2,093

Vested and expected to vest as of December 31, 2011	2,091,434	US$	2.74	6.30 years	US$	2,093

Exercisable as of December 31, 2011	1,383,898	US$	2.33	5.80 years	US$	1,925

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was US$0.96, US$2.18 and US$3.37 per share, respectively. The Company calculated the fair value of the share options on the date of grant using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Awards granted	Awards granted	Awards granted
	in 2009	in 2010	in 2011

Expected volatility	56.52%–56.73%	42.37%–57.53%	43.55%–69.18%
Expected dividend yield	0%	0%	0%
Weighted average risk-free interest rate	2.39%–2.56%	1.87%–2.43%	1.72%–2.82%
Option life (in years)	9.77–10.00	6.83–10.00	7.00
Estimated fair value of underlying ordinary shares	17.40–18.79	28.42–42.69	35.92–48.49
Grant-date fair value of share options	6.27–7.43	13.00–21.50	21.40–22.92

For the years ended December 31, 2009 and 2010, because the Company’s ordinary shares have a limited trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in a similar industry. For the year ended December 31, 2011, the Company estimates the expected volatility based on the historical volatility of the Company and the historical volatilities of comparable publicly traded companies engaged in a similar industry. The Company uses historical data to estimate employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

Prior to the initial public offering, the estimated fair value of the underlying ordinary shares on each date of grant was determined by management based on a retrospective valuation conducted by an independent valuation firm, using the income approach, which requires the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in a similar industry to convert such future cash flows to a single present value.

A summary of the share-based compensation expense for share options is as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Hotel operating costs	1,641	1,234	1,721	273
Sales and marketing expenses	678	255	261	42
General and administrative expenses	8,718	4,505	21,943	3,487
Total share-based compensation expense	11,037	5,994	23,925	3,802

The total intrinsic value of share options exercised during the years ended December 31, 2009, 2010 and 2011 amounted to RMB78,299, RMB25,503 and RMB8,997 (US$1,430), respectively. The intrinsic value is calculated as the difference between the estimated fair value of the underlying ordinary share on the date of exercise and the exercise price of the shares. For the options exercised on October 30, 2009, the fair value of the underlying ordinary share on the date of exercise was determined by management to be the IPO price as the share options were exercised near the Company’s IPO date on November 25, 2009.

As of December 31, 2011, there were unrecognized compensation costs of approximately RMB11,738 (US$1,865) related to unvested share options. These costs are expected to be recognized over the remaining weighted-average vesting period of 1.1 years.

Conditional Share Options Grants

During 2009, the Company granted 347,300 share options to certain management employees with contractual terms ranging from 10 to 10.3 years. The exercise price of these share options ranges from US$3.30 to US$3.60 per share and the grant-date fair value of these share options amounted to RMB2,418 (US$354).

During 2010, the Company granted 3,604,800 share options to certain management employees with contractual terms ranging from 6.8 to 10 years. The exercise price of these share options ranges from US$3.58 to US$6.26 per share and the grant-date fair value of these share options amounted to RMB72,146 (US$10,835).

During 2011, the Company granted 1,165,600 share options to certain management employees with contractual terms ranging in 7 years. The exercise price of these share options ranges from US$5.79 to US$7.25 per share and the grant-date fair value of these share options amounted to RMB25,325 (US$3,921).

On December 20, 2011, the Company modified the exercise price of the 4,370,400 share options granted during 2010 and 2011 with exercise price ranging from US$4.70 to US$7.25, to US$3.79 per share. At the date of modification 3,569,200 share options out of the 4,370,400 share options were unvested and expected to vest under the original service periods. The Company determined the incremental compensation cost of RMB4,822 (US$766) for the modification by comparing the fair value of the modified award to the fair value of the original award measured immediately before the exercise price was modified. The Company recognized RMB776 (US$123) of the incremental compensation cost immediately for the vested share options as of the modification date and the rest ratably over the remaining vesting periods of the award.

The conditional share options granted by the Company have the same vesting term, which is 25% of the share options granted shall vest and become exercisable ranging from ten months to twelve months after the grant dates and the remaining 75% of the share options shall vest over the following three years in six equal installments.

The vesting of these share options are also contingent upon meeting performance criteria set by the Company over a performance period ranging from 10 months to 12 months from the respective grant dates. The performance criteria are linked to the employees’ daily job performance. At the end of the performance period, the Company determines at its sole discretion whether each employee has met all performance criteria for the vesting of the share options. The performance criteria do not affect the exercise price or factors other than vesting or exercisability.

There were no conditional share options granted prior to 2009. A summary of the conditional share options granted during the two-year period ended December 31, 2011 is as follows:

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Granted in 2009	347,300	US$	3.47

Outstanding as of December 31, 2009	347,300	US$	3.47

Granted in 2010	3,604,800	US$	3.77

Outstanding as of December 31, 2010	3,952,100	US$	3.74

Granted	1,165,600	US$	3.79
Forfeited	(171,871)	US$	3.76
Exercise	(4,500)	US$	3.79

Outstanding as of December 31, 2011	4,941,329	US$	3.75	6.22 years	US$	135

Vested and expected to vest as of December 31, 2011	4,941,329	US$	3.75	6.22 years	US$	135

Exercisable as of December 31, 2011	1,034,882	US$	3.72	6.27 years	US$	54

The weighted-average grant-date fair value of the conditional options granted during the years ended December 31, 2009, 2010 and 2011 was US$1.02, US$3.01 and US$3.37 per share, respectively. The fair value of the conditional share options is estimated on the respective grant dates using the same option valuation model used for the unconditional employee share options and assumes the performance criteria will be achieved. The assumptions used in estimating the fair value of the conditional share options are the same as those noted in the table related to the unconditional employee share options. The grant-date fair value of the conditional share options are set out below:

	Awards granted	Awards granted	Awards granted
	in 2009	in 2010	in 2011
Grant-date fair value of
share options	6.33-7.43	10.52-21.50	21.40-22.92

The grant-date fair value of the conditional share options is recognized in the consolidated statements of operations on a graded vesting schedule for each tranche to the extent that the achievement of the performance conditions is probable. Based on management’s estimate, it is probable that all the employees will meet the performance criteria over the performance period.

A summary of the share-based compensation expense for the conditional share options is as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Hotel operating costs	154	785	830	132
Sales and marketing expenses	-	12	833	132
General and administrative expenses	221	8,726	17,895	2,843
Total share-based compensation expense	375	9,523	19,558	3,107

As of December 31, 2011, there were unrecognized compensation costs of approximately RMB27,732 (US$4,406) related to non-vested conditional share options. These costs are expected to be recognized over a remaining weighted-average vesting period of 2.8 years.